Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 2,326,439	$ 1,333,044
Accrued expenses	992,442	1,037,532
Payroll liabilities	132,734	346,693
Total	$ 3,451,615	$ 2,717,269